Consolidated Statements of Profit & Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Continuing Operations
Revenue	$ 364,012	$ 365,704	$ 324,253
Cost of sales and services (excluding depreciation)	(259,515)	(267,136)	(251,666)
Depreciation	(29,809)	(30,102)	(26,697)
Gross profit	74,688	68,466	45,890
Selling, general and administrative expenses	(34,031)	(56,292)	(47,095)
Write back/(impairment) of assets and investments		28,758	(72,263)
Other expenses	(613)	(51)	(229)
Other income	2,147	1,410	2,757
Financing expenses	(30,382)	(70,166)	(47,276)
Financing income	28,592	2,904	7,724
Financing expenses, net	(1,790)	(67,262)	(39,552)
Gain on third party investment in Qoros	504,049
Fair value loss on option	(39,788)
Write back/(provision) of financial guarantee	62,563		(130,193)
Share in losses of associated companies, net of tax	(105,257)	(110,665)	(186,215)
Profit/(loss) before income taxes	461,968	(135,636)	(426,900)
Income taxes	(11,499)	(72,809)	(2,252)
Profit/(loss) for the year from continuing operations	450,469	(208,445)	(429,152)
(Loss)/profit for the year from discontinued operations	(5,631)	476,565	35,150
Profit/(loss) for the year	444,838	268,120	(394,002)
Attributable to:
Kenon's shareholders	434,213	236,590	(411,937)
Non-controlling interests	10,625	31,530	17,935
Profit/(loss) for the year	$ 444,838	$ 268,120	$ (394,002)
Basic/diluted profit/(loss) per share attributable to Kenon's shareholders (in dollars):
Basic/diluted profit/(loss) per share	$ 8.07	$ 4.40	$ (7.67)
Basic/diluted profit/(loss) per share from continuing operations	8.17	(4.00)	(8.08)
Basic/diluted (loss)/profit per share from discontinued operations	$ (0.10)	$ 8.40	$ 0.41